Debt (Details) - USD ($)	Feb. 28, 2021	Apr. 30, 2020	Dec. 31, 2021
Debt Disclosure [Abstract]
Company borrowings		$ 695,078
Interest rate		0.98%
Maturity date	5 years	24 months
Principal amount	$ 892,115		$ 67,958
Interest accruing	0.98%